Income Taxes - Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of income taxes [Line Items]
Profit before income taxes	$ 163,596	$ 164,509	$ 164,540
Domestic [member]
Disclosure of income taxes [Line Items]
Profit before income taxes	(18,992)	(13,001)	(11,150)
Foreign [member]
Disclosure of income taxes [Line Items]
Profit before income taxes	$ 182,588	$ 177,510	$ 175,690